Employee Benefits, Summary of Long-Term Direct Employee Benefits (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Long term direct employee benefits [Roll Forward]
Beginning balance	$ 5,045,158	$ 5,389,795
Effect of translation	37,196	619,696
Increase of the year	1,910,231	1,102,643
Applications, Payments	(2,391,624)	(2,066,976)
Ending balance	$ 4,600,961	$ 5,045,158